LEASES (Tables)	12 Months Ended
Dec. 31, 2014
LEASES
Schedule, by calendar year, of future minimum rental payments required under existing operating leases and digital projector equipment leases payable to DCIP that have initial or remaining non-cancelable terms in excess of one year

(In thousands)	Minimum operating lease payments
2015	$419,273
2016	428,133
2017	408,851
2018	366,120
2019	328,409
Thereafter	1,542,618

Total minimum payments required	$3,493,404

Summary of rent expense

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Minimum rentals	$395,795	$394,937	$126,529	$166,220
Common area expenses	48,159	44,198	12,968	17,591
Percentage rentals based on revenues	11,285	12,693	3,877	5,275

Rent	455,239	451,828	143,374	189,086
General and administrative and other	7,763	13,393	3,940	4,207

Total	$463,002	$465,221	$147,314	$193,293